Related party balances and transactions - Revenues (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Revenues	¥ 3,902,691	¥ 2,517,732	¥ 2,023,753
Automotive computing platform
Related party balances and transactions
Revenues	2,687,892	1,651,512	1,410,566
SoC Core Modules
Related party balances and transactions
Revenues	410	77	0
Automotive merchandise and other products
Related party balances and transactions
Revenues	26,834	11,487	55,774
Automotive computing Platform – Design and development service
Related party balances and transactions
Revenues	668,802	466,747	306,027
Connectivity service
Related party balances and transactions
Revenues	189,293	212,406	187,781
Other services
Related party balances and transactions
Revenues	¥ 36,301	¥ 42,053	¥ 38,817